                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: __________
       This Amendment (Check only one.):  [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan S. Lavine
Title:  Manager
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

    /s/ Jonathan S. Lavine Boston, MA                     November 14, 2006
    ---------------------- -----------------------------  -----------------
    [Signature]            [City, State]                  [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     28-___________________
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:   362,569
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.      Form 13F File Number      Name

                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 9/29/06

             Column 1                  Column 2    Column 3  Column 4  Column 5  Column 6  Column 7     Column 8
             --------               -------------- --------- --------- -------- ---------- -------- ----------------
                                                                                                    Voting Authority
                                                                        Value   Investment  Other   ----------------
          Name of Issuer            Title of Class  Cusip     Shares   (x$1000) Discretion Managers Sole Shared None
          --------------            -------------- --------- --------- -------- ---------- -------- ---- ------ ----
Accuride Corporation...............     Common     004398103    54,700 $   602    (OTHER)                        X
Alpha Natural Resources, Inc.......     Common     02076X102   244,500 $ 3,853    (OTHER)                        X
Ameristar Casinos, Inc.............     Common     03070Q101   392,575 $ 8,523    (OTHER)                        X
AMIS Holdings Inc..................     Common     031538101   607,342 $ 5,752    (OTHER)                        X
Asbury Automotive Group, Inc.......     Common     043436104    37,400 $   770    (OTHER)                        X
Atlas Air Worldwide Holdings.......     Common     049164205     1,305 $    57     (Sole)            X
Atlas Air Worldwide Holdings.......     Common     049164205   415,851 $18,098    (OTHER)                        X
Bally Total Fitness Holding
  Corporation......................     Common     05873K108    69,111 $    83    (OTHER)                        X
Celanese Corporation...............    Common A    150870103   901,400 $16,135    (OTHER)                        X
Boyd Gaming Corporation............     Common     103304101   264,000 $10,148    (OTHER)                        X
Burger King Holdings, Inc..........     Common     121208201 1,158,596 $14,793    (OTHER)                        X
Burlington Northern Santa Fe Corp..     Common     12189T104    63,000 $ 4,627    (OTHER)                        X
Canadian National Railway Co.......     Common     136375102    44,300 $ 1,858    (OTHER)                        X
Celestica Inc......................  Sub Vtg Shrs  15101Q108   170,000 $ 1,826    (OTHER)                        X
Charter Communications, Inc........    Common A    16117M107 1,305,400 $ 1,984    (OTHER)                        X
Chesapeake Energy Corp.............     Common     165167107    92,000 $ 2,666    (OTHER)                        X
Community Health Systems, Inc......     Common     203668108   361,250 $13,493    (OTHER)                        X
Core-Mark Holding Company, Inc.....     Common     218681104     2,129 $    67     (Sole)            X
Core-Mark Holding Company, Inc.....     Common     218681104   129,003 $ 4,043    (OTHER)                        X
DDi Corp...........................     Common     233162502 1,854,062 $14,350    (OTHER)                        X
DRS Technologies, Inc..............     Common     23330X100    95,000 $ 4,149    (OTHER)                        X
Federated Department Stores Inc....     Common     31410H101    92,000 $ 3,975    (OTHER)                        X
Genuine Parts Company..............     Common     372460105    16,000 $   690    (OTHER)                        X
Goodyear Tire & Rubber Company.....     Common     382550101   162,500 $ 2,356    (OTHER)                        X
Gray Television, Inc...............     Common     389375106   535,000 $ 3,429    (OTHER)                        X
Haliburton Co......................     Common     406216101   287,000 $ 8,165    (OTHER)                        X
Hayes Lemmerz International, Inc...     Common     420781304   410,484 $   911    (OTHER)                        X
Interface, Inc.....................    Common A    458665106    69,600 $   896    (OTHER)                        X
ITC Deltacom, Inc..................     Common     45031T872   241,500 $   423    (OTHER)                        X
K&F Industries Holdings, Inc.......     Common     482241106   465,300 $ 8,738    (OTHER)                        X
L-3 Communications Holdings, Inc...     Common     502424104    92,000 $ 7,206    (OTHER)                        X
Leap Wireless International, Inc...     Common     521863308   622,100 $30,166    (OTHER)                        X
LIN Television Corp................    Common A    532774106   335,300 $ 2,609    (OTHER)                        X
MacDermid, Inc.....................     Common     554273102   150,400 $ 4,906    (OTHER)                        X
Nalco Holding Company..............     Common     62985Q101    69,300 $ 1,283    (OTHER)                        X
Novelis, Inc.......................     Common     67000X106   726,600 $18,594    (OTHER)                        X
Owens Illinois, Inc................     Common     690768403   449,995 $ 6,939    (OTHER)                        X
Primedia, Inc......................     Common     74157K101 2,471,200 $ 3,756    (OTHER)                        X
Radio One, Inc.....................    Common D    75040P405 1,205,800 $ 7,536    (OTHER)                        X
Regal Entertainment Group..........    Common A    758766109   661,200 $13,105    (OTHER)                        X
Rogers Communications, Inc.........    Common B    775109200    15,938 $   975    (OTHER)                        X
Silgan Holdings, Inc...............     Common     827048109   349,546 $13,129    (OTHER)                        X
Siliconware Precision Industries
  Co., Ltd.........................      ADR       827084864   638,000 $ 3,796    (OTHER)                        X
SIRVA, Inc.........................     Common     82967Y104    91,800 $   244    (OTHER)                        X
SMTC Corp..........................     Common     832682207    77,160 $   194    (OTHER)                        X
Sprint Nextel Corp.................     Common     852061100    59,000 $ 1,012    (OTHER)                        X
Stage Stores.......................     Common     85254C305     3,734 $   110    (OTHER)                        X
Stage Stores.......................     Common     85254C305     4,333 $   127     (Sole)            X
STATS ChipPAC Ltd..................      ADR       85771T104   594,000 $ 3,570    (OTHER)                        X
Texas Industries Inc...............     Common     882491103    31,000 $ 1,614    (OTHER)                        X
Town Sports International
  Holdings, Inc....................     Common     89214A102   252,000 $ 3,306    (OTHER)                        X
United Auto Group, Inc.............     Common     909440109    33,400 $   782    (OTHER)                        X
United Rentals, Inc................     Common     911363109   544,000 $12,648    (OTHER)                        X
United States Steel Corporation....     Common     912909108   217,000 $12,517    (OTHER)                        X
Universal Compression Holdings.....     Common     913431102   178,100 $ 9,519    (OTHER)                        X
Vonage Holdings Corporation........     Common     92886T201 2,695,824 $14,838    (OTHER)                        X
Warner Music Group Corp............     Common     934550104   750,662 $15,584    (OTHER)                        X
Wynn Resorts Ltd...................     Common     983134107   212,700 $14,466    (OTHER)                        X
Young Broadcasting, Inc............     Common     987434107   251,000 $   577    (OTHER)                        X